UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07117

Morgan Stanley Limited Duration Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Randy Takian 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6990

Date of fiscal year end:	April 30, 2009

Date of reporting period:	July 31, 2008

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Limited Duration Fund

Portfolio of Investments July 31, 2008 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE
	Corporate Bonds (42.8%)
	Aerospace & Defense (0.5%)
$325	Bae Systems Holdings Inc. - 144A (a)	4.75%		08/15/10	$329,495

	Air Freight/Couriers (0.4%)
245	FedEx Corp.	5.50		08/15/09	246,085

	Beverages: Alcoholic (0.5%)
330	Miller Brewing Co. - 144A (a)	4.25		08/15/08	330,118

	Biotechnology (0.3%)
190	Amgen Inc.	4.00		11/18/09	190,033

	Cable/Satellite TV (0.9%)
410	Comcast Cable Communications, Inc.	6.875		06/15/09	420,292
150	Cox Communications, Inc.	4.625		01/15/10	149,036
					569,328
	Chemicals: Major Diversified (0.4%)
275	ICI Wilmington Inc.	4.375		12/01/08	275,204

	Containers/Packaging (0.2%)
145	Sealed Air Corp. - 144A (a)	6.95		05/15/09	146,906

	Department Stores (0.8%)
160	Federated Department Stores, Inc.	6.30		04/01/09	159,593
340	JC Penney Corp., Inc.	7.375		08/15/08	340,228
					499,821
	Diversified Manufacturing (0.3%)
160	Tyco Electronics Group SA	5.95		01/15/14	158,837

	Drugstore Chains (0.6%)
355	CVS Corp.	4.00		09/15/09	352,763

	Electric Utilities (3.1%)
315	Columbus Southern Power Co.	4.40		12/01/10	313,165
315	Consumers Energy Co. (Series H)	4.80		02/17/09	315,874
285	Detroit Edison Co. (The)	6.125		10/01/10	295,193
295	Entergy Gulf States, Inc.	3.082	(c)	12/01/09	292,192
285	Pacific Gas & Electric Co.	3.60		03/01/09	284,970
450	Southwestern Public Service Co. (Series A)	6.20		03/01/09	456,130
					1,957,524
	Finance/Rental/Leasing (1.5%)
220	American Honda Finance Corp. - 144A (a)	3.85		11/06/08	220,405
695	CIT Group Inc. (Series MTN)	4.75		08/15/08	694,008
					914,413
	Financial Conglomerates (3.5%)
85	Chase Manhattan Corp.	6.00		02/15/09	85,413
145	Chase Manhattan Corp.	7.00		11/15/09	149,645
345	Citigroup Inc.	3.625		02/09/09	344,301
165	Citigroup Inc.	4.625		08/03/10	163,696
80	Citigroup Inc.	5.30		10/17/12	77,657
555	General Electric Capital Corp.	5.45		01/15/13	557,468
140	JPMorgan Chase & Co.	6.75		02/01/11	145,343
425	Pricoa Global Funding I - 144A (a)	3.90		12/15/08	423,504
220	Principal Life Income Funding Trust	5.15		06/17/11	219,465
					2,166,492
	Food Retail (0.5%)
290	Safeway, Inc.	7.50		09/15/09	298,916

	Food: Major Diversified (0.8%)
485	Kraft Foods Inc.	4.125		11/12/09	483,448

	Gas Distributors (1.1%)
320	NiSource Finance Corp.	3.208	(c)	11/23/09	311,261

345	Sempra Energy	4.75		05/15/09	346,377
					657,638
	Home Improvement Chains (0.5%)
330	Home Depot Inc.	2.901		12/16/09	323,352

	Industrial Conglomerates (0.3%)
190	Honeywell International, Inc.	6.125		11/01/11	202,132

	Integrated Oil (0.6%)
360	Phillips Pete Co.	8.75		05/25/10	391,191

	Investment Banks/Brokers (1.6%)
155	Credit Suisse USA Inc.	6.125		11/15/11	159,198
120	Goldman Sachs Group Inc. (The)	5.45		11/01/12	119,752
355	Goldman Sachs Group Inc. (The)	6.875		01/15/11	368,793
165	Lehman Brothers Holdings, Inc. (Series H)	3.011	(c)	12/23/10	148,713
215	Lehman Brothers Holdings, Inc. (Series I)	2.851	(c)	12/23/08	211,870
					1,008,326
	Investment Managers (0.4%)
230	Mellon Funding Corp.	6.40		05/14/11	237,346

	Life/Health Insurance (2.2%)
585	John Hancock Financial Services, Inc.	5.625		12/01/08	589,237
410	Met Life Global Funding I - 144A (a)	4.625		08/19/10	413,242
350	Monumental Global Funding II - 144A (a)	4.375		07/30/09	347,112
					1,349,591
	Major Banks (7.1%)
510	Banco Santander Central Hispano Issuances Ltd. (Cayman Islands)	7.625		11/03/09	521,276
200	Bank of America Corp.	3.375		02/17/09	199,387
280	Bank of America Corp.	4.875		09/15/12	274,349
510	HBOS Treasury Services PLC - 144A (a) (United Kingdom)	5.625		07/20/09	513,099
850	HSBC Finance Corp.	6.75		05/15/11	883,027
315	Popular North America, Inc. (Series F)	5.65		04/15/09	311,705
400	Unicredit Luxembourg Finance S.A. - 144A (a) (Luxembourg)	2.846	(c)	10/24/08	399,802
700	Wachovia Corp.	5.35		03/15/11	676,836
365	Wells Fargo & Co.	3.12		08/15/08	364,881
250	Wells Fargo Bank NA	6.45		02/01/11	260,887
					4,405,249
	Major Telecommunications (2.9%)
390	AT&T Inc.	2.884		02/05/10	388,946
280	BellSouth Corporation	6.00		10/15/11	289,416
135	British Telecommunications PLC (United Kingdom)	8.625		12/15/10	145,089
325	Deutsche Telekom International Finance BV (Netherlands)	8.00		06/15/10	343,298
205	France Telecom S.A. (France)	7.75		03/01/11	218,448
425	Telecom Italia Capital SA (Luxembourg)	4.875		10/01/10	422,061
					1,807,258
	Managed Health Care (0.8%)
480	UnitedHealth Group Inc.	4.125		08/15/09	475,361

	Media Conglomerates (1.4%)
400	Time Warner, Inc.	2.915	(c)	11/13/09	390,986
155	Viacom Inc.	3.126	(c)	06/16/09	153,998
300	Viacom Inc.	5.75		04/30/11	297,373
					842,357
	Medical Specialties (0.5%)
310	Hospira, Inc.	3.281	(c)	03/30/10	298,120

	Motor Vehicles (0.6%)
345	DaimlerChrysler North American Holdings Co	3.218	(c)	03/13/09	343,929

	Multi-Line Insurance (1.6%)
540	American General Finance Corp. (Series H)	4.625		09/01/10	505,144
490	Hartford Financial Services Group, Inc. (The)	5.55		08/16/08	490,221
					995,365
	Oil & Gas Pipelines (0.9%)
555	Enbridge Energy Parners, LP	4.00		01/15/09	552,886

	Oil Refining/Marketing (1.0%)
135	Enterprise Products Operating Note	7.50		02/01/11	141,498
495	Valero Energy Corp.	3.50		04/01/09	494,045
					635,543

		Other Metals/Minerals (0.6%)
370		Brascan Corp. (Canada)	8.125		12/15/08	372,565

		Packaged Software (0.2%)
140		Oracle Corp.	5.00		01/15/11	143,103

		Property - Casualty Insurers (1.8%)
815		Mantis Reef Ltd. - 144A (a) (Cayman Islands)	4.692		11/14/08	812,810
300		Xlliac Global Funding - 144A (a)	4.80		08/10/10	290,371
						1,103,181
		Railroads (0.7%)
425		Burlington Santa Fe Corp.	6.125		03/15/09	428,482

		Real Estate Development (1.0%)
322		World Financial Properties - 144A (a)	6.91	(c)	09/01/13	318,548
284		World Financial Properties - 144A (a)	6.95		09/01/13	280,257
						598,805
		Savings Banks (0.9%)
475		Sovereign Bancorp, Inc.	3.031	(c)	03/23/10	400,406
155		Washington Mutual Inc.	4.00		01/15/09	131,375
						531,781
		Total Corporate Bonds (Cost $27,254,865)				26,622,944

		Collateralized Mortgage Obligations (21.3%)
		U.S. Government Agencies (3.2%)
1,006		Federal Home Loan Mortgage Corp.	7.50		09/15/29	1,056,809
278		Federal National Mortgage Assoc. 2005-27 NA (PAC)	5.50		01/25/24	278,327
637		Federal National Mortgage Assoc. 2005-52 PA (PAC)	6.50		06/25/35	661,552
		Total U.S. Government Agencies				1,996,688

		Private Issues (18.1%)
322		American Home Mortgage Assets 2007-5 A3	2.761	(c)	06/25/47	72,697
376		Bear Stearns Alt -A Tst - 2003-3 3A	2.811	(c)	10/25/33	329,905
843		Bear Stearns Mortgage Funding Trust 2006-AR3 1A1	2.641	(c)	10/25/36	519,572
		Countrywide Alternative Loan Trust
792		2005-58 A2	2.848	(c)	12/20/35	334,293
3,027		2005-81 X1 (IO)	0.956	(c)	02/25/37	94,450
198		2005-J2 1A12	2.861	(c)	04/25/35	154,946
213		2005-J2 5A1	2.861	(c)	02/25/35	165,668
568		2006-0A1 1A2	2.758	(c)	03/20/46	228,625
3,254		2006-0A1 2X (IO)	1.04	(c)	03/20/46	124,068
512		2006-0A14 2A1	2.651	(c)	11/25/46	318,090
880		2006-0A16 A3	2.711	(c)	10/25/46	368,847
548		2006-0A22 A2	2.671	(c)	02/25/47	237,285
2,568		Countrywide Home Loans 2004-25 1X (IO)	1.562	(c)	02/25/35	60,988
751		DSLA Mortgage Loan Trust - 2006-AR2 2A1A	2.658	(c)	11/19/37	464,842
572		First Horizon Alternative Mortgage Securities 2006-FA8 1A7	6.00		02/25/37	521,517
		Greenpoint Mortgage Funding Trust
1,315		2005-AR3 X1 (IO)	1.207	(c)	08/25/45	41,705
2,378		2005-AR4 X4 (IO)	1.991	(c)	10/25/45	85,444
619		2006-AR2 4A1	5.291	(c)	03/25/36	420,226
		Harborview Mortgage Loan Trust
1,455		2005-16 4A1A	5.528	(c)	01/19/36	959,307
1,871		2005-16 X1 (IO)	1.046	(c)	01/19/36	58,179
4,350		2005-16 X3 (IO)	0.60	(c)	01/19/36	117,592
2,528		2005-2 X (IO)	1.464	(c)	05/19/35	49,765
2,322		2005-3 X2 (IO)	0.321	(c)	06/19/35	49,335
205		2005-9 B1	3.058	(c)	06/20/35	91,250
615		2006-1 2A1A	2.698	(c)	03/19/37	382,859
5		2006-1 PO1 (PO)	0.00		03/19/37	648
3,547		2006-1 X1 (IO)	0.414	(c)	03/19/37	112,490
883		2006-10 2A1B	2.698	(c)	11/19/36	401,979
1,005		2006-12 2A2B	2.708	(c)	01/19/38	427,578
(b	)	2006-5 PO2 (PO)	0.00		07/19/47	2
2,719		2006-5 X2 (IO)	2.032	(c)	07/19/47	84,114
571		2006-7 2A1B	2.708	(c)	10/19/37	232,913
147		Indymac Index Mortgage Loan Trust 2004-R3 B1	3.211	(c)	07/25/34	67,808
533		Luminent Mortgage Trust 2006-2 A1B	2.741	(c)	02/25/46	212,346

350	Master Adjustable Rate Mortgage Trust 2007-3 1M2	3.561	(c)	05/25/47	64,194
	Residential Accredited Loans Inc.
246	2006-Q01 2A1	2.731	(c)	02/25/46	137,400
389	2006-Q01 2A2	2.791	(c)	02/25/46	119,985
884	2006-Q06 A2	2.691	(c)	06/25/46	159,321
277	2007-Q04 A23	2.761	(c)	05/25/47	79,522
992	2007-QH1 A2	2.651	(c)	02/25/37	348,860
	Structured Asset Mortgage Investments Inc.
385	2006-AR1 2A2	2.771	(c)	02/25/36	192,591
662	2006-AR2 A2	2.771	(c)	02/25/36	313,917
732	2007-AR2 1A2	2.651	(c)	02/25/37	274,734
	Washington Mutual Mortgage Pass-Through Certificates
2,161	2004-AR10 X (IO)	0.61	(c)	07/25/44	39,160
2,985	2004-AR12 X (IO)	0.634	(c)	10/25/44	41,049
1,192	2004-AR8 X (IO)	0.61	(c)	06/25/44	24,576
712	2005-AR13 A1B3	2.821	(c)	10/25/45	346,372
757	2005-AR15 A1B3	2.801	(c)	11/25/45	360,626
253	2005-AR8 2AB3	2.821	(c)	07/25/45	136,156
615	2006-AR6 2A	4.251	(c)	08/25/46	360,309
957	2006-AR9 1A	4.291	(c)	08/25/46	483,757
	Total Private Issues				11,273,862

	Total Collateralized Mortgage Obligations (Cost $24,237,397)				13,270,550

	U.S. Government Agencies - Mortgage-Backed Securities (18.0%)
908	Federal Home Loan Mortgage Corp.	7.50		10/01/26 - 06/01/32	979,329
578	Federal Home Loan Mortgage Corp. (ARM)	6.007		08/01/34	592,192
	Federal Home Loan Mortgage Corp. (PC) Gold
5		6.50		07/01/29 - 09/01/29	5,555
1,231		7.50		01/01/30 - 07/01/32	1,325,688
	Federal National Mortgage Assoc.
642		6.50		01/01/29 - 07/01/32	664,079
1,022		7.00		02/01/26 - 04/01/33	1,080,670
419		7.50		12/01/29 - 07/01/32	450,688
	Federal National Mortgage Assoc. (ARM)
150		4.265		06/01/34	150,018
766		5.343		05/01/35	785,432
906		5.075		04/01/35	906,450
333		5.666		04/01/35	334,344
539		4.073		05/01/35	540,850
1,098		4.766		07/01/35	1,106,107
246		6.221		09/01/34	249,056
308		4.861		07/01/34	308,504
	Government National Mortgage Assoc. II
203		5.125	(c)	10/20/24 - 12/20/24	204,570
668		5.625	(c)	08/20/29 - 09/20/29	676,003
848		6.375	(c)	05/20/23 - 06/20/22	865,114
	Total U.S. Government Agencies - Mortgage-Backed Securities (Cost $11,129,114)				11,224,649

	Asset-Backed Securities (10.9%)
257	Ameriquest Mortgage Securities Inc. 2004-R7 M5	3.611	(c)	08/25/34	138,866
85	Banc of America Securities Auto Trust 2006-G1 A3	5.18		06/18/10	85,255
1,150	Bank of America Credit Card Trust 2007-A13 A13	2.678	(c)	04/16/12	1,144,513
1,125	Capital Auto Receivables Asset Trust 2007-SN1 A3A	5.38		07/15/10	1,141,040
925	Chase Issuance Trust 2007-A15 A	4.96		09/17/12	937,718
750	DaimlerChrysler Auto Trust 2007-A A3A	5.00		02/08/12	761,310
950	Ford Credit Auto Owner Trust 2007-A A3A	5.40		08/15/11	966,952
150	Hertz Vehicle Financing LLC 2005-2A A2 - 144A (a)	4.93		02/25/10	149,650
750	Hyundai Auto Receivables Trust 2007-A A3A	5.04		01/17/12	764,736
650	Nissan Auto Receivables Owner Trust 2007-B	5.03		05/16/11	661,863
	Total Asset-Backed Securities (Cost $6,792,977)				6,751,903

	U.S. Government Agency (3.7%)
2,200	Freddie Mac (Cost $2,340,316)	5.125		11/17/17	2,284,412

	Commercial Mortgage-Backed Securities (1.3%)
240	Citigroup Commercial Mortgage Trust 2007-C6 A1	5.622	12/10/49	236,928
545	JPMorgan Chase 2007-LD11 A1	5.651	06/15/49	543,688
	Total Commercial Mortgage-Backed Securities (Cost $786,658)			780,616

NUMBER OF
CONTRACTS
Call Options Purchased (0.1%)
73	90 day Euro $ Futures September/2009 @ 96.75 (Cost $63,155)	70,719

PRINCIPAL
AMOUNT IN
THOUSANDS
	Short-Term Investment (0.3%)
	U.S. Government Obligation (e)
$200	U.S. Treasury Bill (d) (Cost $199,407)	1.60	10/09/08	199,387

	Total Investments (Cost $72,803,884) (f) (g)		98.4%	61,205,180
	Total Written/Purchase Options Outstanding (Premiums $36,307)		(0.1)	(39,238)
	Other Assets in Excess of Liabilities		1.7	1,061,670
	Net Assets		100.0%	$62,227,612

ARM	Adjustable Rate Mortgage. Interest rate in effect as of July 31, 2008.
IO	Interest Only Security.
MTN	Medium Term Note.
PC	Participation Certificate.
PO	Principal Only Security. No rate exists for a principal only security.
(a)	Resale is restricted to qualified institutional investors.
(b)	Amount is less than one thousand.
(c)	Floating rate security, rate shown is the rate in effect at July 31, 2008.
(d)	A portion of this security has been physically segregated in connection with open futures contracts in an amount equal to $119,062.
(e)	Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(f)	Securities have been designated as collateral in an amount equal to $32,629,509 in connection with open futures and swap contracts.
(g)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Futures Contracts Open at July 31, 2008

NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	UNREALIZED
CONTRACTS	SHORT	MONTH AND YEAR	AMOUNT AT VALUE	DEPRECIATION
4	Short	U.S.Treasury Note 10 Year,
		September 2008	$(459,313)	$(3,417)
5	Short	U.S.Treasury Note 20 Year,
		September 2008	(577,500)	(9,308)
16	Short	U.S. Treasury Note 5 Year,
		September 2008	(1,781,375)	(20,606)
132	Short	U.S. Treasury Note 2 Year,
		September 2008	(27,984,000)	(104,132)
	Total Unrealized Depreciation			$(137,463)

Interest Rate Swap Contracts Open at July 31, 2008:

		NOTIONAL	PAYMENTS	PAYMENTS			UNREALIZED
		AMOUNT	RECEIVED	MADE		TERMINATION	APPRECIATION
COUNTERPARTY		(000’S)	BY FUND	BY FUND		DATE	(DEPRECIATION)
Deutsche Bank AG	EUR	1,230	Fixed Rate 4.957%	Floating Rate 0.00 ##	%	July 24, 2018	$8,576

Deutsche Bank AG	EUR	3,075	Fixed Rate 5.268	Floating Rate 5.13 ##		July 3, 2023	17,699

Deutsche Bank AG	EUR	2,460	Floating Rate 5.13	Fixed Rate 4.934 ##		July 1, 2018	(14,620)

Deutsche Bank AG	EUR	1,537	Floating Rate 0.00	Fixed Rate 5.187 ##		July 24, 2018	(3,524)

Bank of America, N.A.	$760		Fixed Rate 5.56	Floating Rate 0.00 #		February 19, 2018	7,987

Bank of America, N.A.		2,391	Fixed Rate 5.557	Floating Rate 0.00 #		July 24, 2023	2,319

Bank of America, N.A.		390	Fixed Rate 4.982	Floating Rate 0.00 #		April 15, 2018	(4,282)

Bank of America, N.A.		7,000	Fixed Rate 4.211	Floating Rate 2.68 #		June 3, 2013	15,330

Bank of America, N.A.		580	Fixed Rate 5.07	Floating Rate 0.00 #		April 14, 2018	(4,553)

Bank of America, N.A.		992	Floating Rate 0.00	Fixed Rate 5.995 #		February 19, 2023	(12,787)

Bank of America, N.A.		740	Floating Rate 0.00	Fixed Rate 5.47 #		April 14, 2023	1,140

Bank of America, N.A.		1,873	Floating Rate 0.00	Fixed Rate 5.38 #		July 24, 2018	(3,783)

Bank of America, N.A.		375	Floating Rate 0.00	Fixed Rate 5.38 #		April 15, 2023	1,500

Citibank N.A. New York		1,800	Fixed Rate 2.899	Floating Rate 2.645 #		February 28, 2010	(10,674)

Deutsche Bank AG, New York		2,000	Fixed Rate 4.426	Floating Rate 2.757 #		November 8, 2009	30,140

Deutsche Bank AG, New York		2,000	Fixed Rate 4.55	Floating Rate 2.799 #		October 23, 2009	32,320

Goldman Sachs Group Inc.		2,100	Fixed Rate 4.642	Floating Rate 2.691 #		September 11, 2009	33,201

Goldman Sachs Group Inc.		2,005	Fixed Rate 5.63	Floating Rate 0.00 #		February 28, 2018	25,905

Goldman Sachs Group Inc.		2,600	Floating Rate 0.00	Fixed Rate 6.035 #		February 28, 2023	(36,348)

JPMorgan Chase N.A. New York		2,200	Fixed Rate 5.078	Floating Rate 2.872 #		August 1, 2009	41,976

JPMorgan Chase N.A. New York		2,225	Fixed Rate 5.357	Floating Rate 2.788 #		July 13, 2009	45,991

JPMorgan Chase N.A. New York		2,000	Fixed Rate 4.139	Floating Rate 2.786 #		December 12, 2009	23,680

JPMorgan Chase N.A. New York		2,100	Fixed Rate 4.782	Floating Rate 2.785 #		October 18, 2009	39,522

JPMorgan Chase N.A. New York		2,250	Fixed Rate 5.391	Floating Rate 2.671 #		June 6, 2009	42,390

JPMorgan Chase N.A. New York		2,260	Fixed Rate 5.486	Floating Rate 2.776 #		June 14, 2009	45,132

JPMorgan Chase N.A. New York		2,300	Fixed Rate 5.364	Floating Rate 2.80 #		June 28, 2009	45,540

JPMorgan Chase N.A. New York		2,100	Fixed Rate 4.793	Floating Rate 2.802 #		September 20, 2009	37,233

JPMorgan Chase N.A. New York		2,000	Fixed Rate 4.384	Floating Rate 2.793 #		October 29, 2009	28,580

JPMorgan Chase N.A. New York		2,000	Fixed Rate 3.989	Floating Rate 2.776 #		December 14, 2009	19,740

JPMorgan Chase N.A. New York		1,900	Fixed Rate 2.785	Floating Rate 2.784 #		February 4, 2010	(13,376)

JPMorgan Chase N.A. New York		1,800	Fixed Rate 4.184	Floating Rate 2.676 #		June 9, 2013	1,584

			Net Unrealized Appreciation				$443,538

EUR - Euro.
# Floating rate represents USD-3 months LIBOR
## Floating Rate represents EUR-3 Months EURIBOR.

Credit Default Swap Contracts Open at July 31, 2008

		NOTIONAL			UNREALIZED
SWAP COUNTERPARTY &	BUY/SELL	AMOUNT	INTEREST	TERMINATION	APPRECIATION
REFERENCE OBLIGATION	PROTECTION	(000’s)	RATE	DATE	(DEPRECIATION)
Barclays Capital Group
DJ CDX, N.A.	Sell	$700	0.60%	December 20, 2012	$91,145
Goldman Sachs International
DJ CDX, N.A.	Sell	800	0.35	June 20, 2012	(109,519)
Citigroup, Inc.
Tyco Electronics Ltd.	Buy	113	0.43	March 20, 2012	1,975
Citigroup, Inc.
Tyco Electronics Ltd.	Buy	50	0.43	March 20, 2012	871

		Net Unrealized Depreciation			$(15,528)

MS Limited Duration Fund

Notes to the Portfolio of Investments

FAS 157

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2008 in valuing the Fund’s investments carried at value:

Fair Value Measurements at July 31, 2008 Using

		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$61,134,461	—	$61,134,461	—
Other Financial Instruments*	322,028	$(105,982)	428,010	—
Total	$61,456,489	$(105,982)	$61,562,471	—

* Other financial instruments include futures, forwards, options and swap contracts.

Valuation of Investments — (1) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees.  The prices provided by a pricing service take into account broker dealer market price quotations for trading similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities; (2) portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price; (3) futures are valued at the latest valued price published by the commodities exchange on which they trade; (4) interest rate/credit default swaps are marked-to-market daily based upon quotations from market makers; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the market quotations are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees; (6) listed options are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they are valued at the mean between their latest bid and asked price; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day.  Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Limited Duration Fund

/s/ Randy Takian
Randy Takian
Principal Executive Officer
September 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
September 18, 2008

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 18, 2008